SUPPLEMENT DATED APRIL 29, 2020 TO

THE PROSPECTUS

DATED JUNE 28, 2019, AS SUPPLEMENTED

Effective immediately, the Prospectus for the Index Funds S&P 500® Equal Weight (the “Fund”) is amended as follows:

The discussion of Market Risk in the section entitled “Principal Risk Factors” is replaced with the following:

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment and political events can affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Different sectors of the market and different security types may react differently to such developments. Changes in value may be temporary or may last for extended periods. The Fund may experience a substantial or complete loss on any individual security. Even when securities markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the ability to complete redemptions, all of which could affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

* * *

On May 4, 2020, Ultimus Fund Solutions, LLC will begin serving as the administrator for the Fund and Ultimus Fund Distributors, LLC, an affiliate of Ultimus, will begin acting as the distributor of the Fund’s shares. Therefore, effective May 4, 2020, the Fund’s Prospectus is amended as follows:

The section entitled “PURCHASE AND SALE OF FUND SHARES” is replaced with the following:

PURCHASE AND SALE OF FUND SHARES

The Fund currently offers No Load Class shares. The minimum initial investment and minimum subsequent investment for No Load Class shares is $1,000.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.INDEX.fund, by telephone at 1-844-464-6339 or by regular mail at Index Funds, c/o Ultimus Fund Solutions, P.O. Box 541150, Omaha, NE 68154.

If you buy the INDEX FUNDS S&P 500® EQUAL WEIGHT (INDEX) direct from Index Funds, no commissions or other forms of compensation will be paid to a broker. However, if you choose to buy INDEX FUNDS S&P 500® EQUAL WEIGHT (INDEX) through alternate platforms and/or broker-dealers, you may be required to pay commissions and/or other forms of compensation to a broker.

The sub-section entitled “The Distributor and Administrator” in the section entitled “FUND MANAGEMENT” is replaced with the following:

The Distributor and the Administrator

Ultimus Fund Distributors, LLC (“UFD”) serves as the distributor (the “Distributor”) of the Fund’s shares. UFD is located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Ultimus Fund Solutions, LLC (“UFS”), whose address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the administrator (the “Administrator”), fund accounting agent and transfer agent.

The SAI has more detailed information about the Adviser, Distributor, Administrator and other service providers.

The sub-section entitled “Purchasing and Adding to Your Shares - Instructions for Opening or Adding to an Account – By Regular Mail or by Overnight Service” in the section entitled “SHAREHOLDER INFORMATION” is replaced with the following:

By Regular Mail or by Overnight Service:

Initial Investment – if purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the account application. Establishing your account privileges now, saves you the inconvenience of having to add them later.

2.	Make your check payable to “Index Funds” and include the name of the Fund and class on the check.

3.	Mail to: Index Funds, c/o Ultimus Fund Solutions, P.O. Box 541150, Omaha, NE 68154

Subsequent Investment:

1.	Use the investment slip attached to your account statement.

2.	Or, if unavailable, include the following information in writing:

a.	Fund name

b.	Share class

c.	Amount invested

d.	Account name

e.	Account number

3.	Mail to: Index Funds, c/o Ultimus Fund Solutions, P.O. Box 541150, Omaha, NE 68154.

The Fund does not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Index Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

The sub-section entitled “Selling Your Shares – By Mail” in the section entitled “SHAREHOLDER INFORMATION” is replaced with the following:

By Mail

You may redeem shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

U.S. Mail Index Funds c/o Ultimus Fund Solutions P.O. Box 541150 Omaha, NE 68154	Overnight Mail Index Funds c/o Ultimus Fund Solutions 4221 N 203rd St, Ste 100 Elkhorn, NE 68022

All requests must include:

•	Fund Name, account number and account registration;
•	Dollar or share amount requested; and
•	Signatures of all shareholders exactly as registered.

Call the Fund or your investment professional if you need special instructions.

The Fund does not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Index Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPLEMENT DATED APRIL 29, 2020 TO

THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED JUNE 28, 2019, AS SUPPLEMENTED

Effective immediately, the SAI for the Index Funds S&P 500® Equal Weight (the “Fund”) is amended as follows:

The section of the Fund’s SAI entitled “ADDITIONAL INFORMATION ABOUT SECURITIES IN WHICH THE FUND MAY INVEST” is amended to add the following:

RECENT MARKET EVENTS

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

* * *

On May 4, 2020, Ultimus Fund Solutions, LLC will begin serving as the administrator for the Fund and Ultimus Fund Distributors, LLC, an affiliate of Ultimus, will begin acting as the distributor of the Fund’s shares. Therefore, effective May 4, 2020, the Fund’s SAI is amended as follows:

The cover page of the Fund’s SAI is replaced with the following:

STATEMENT OF ADDITIONAL INFORMATION

INDEX FUNDS

No Load Shares
Index Funds S&P 500® Equal Weight	INDEX

June 28, 2019

Investment Adviser:

ONEFUND, LLC

(the “Adviser”)

This Statement of Additional Information (the “SAI”) describes the Index Funds S&P 500® Equal Weight (the “Fund”), a series of Index Funds (the “Trust”). The Trust is a registered open-end investment company. The Fund currently offers one class of shares, known as No Load Shares.

The Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Effective as of May 4, 2020, shares of the Fund are sold to the public by Ultimus Fund Distributors, LLC, as Distributor to the Fund, as an investment vehicle for individuals, institutions, corporations and fiduciaries, including clients of the Adviser or its affiliates.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus for the Fund, dated June 28, 2019 (the “Prospectus”). This SAI contains additional and more detailed information than that set forth in a Prospectus and should be read in conjunction with a Prospectus. The Fund’s current prospectus, as supplemented from time to time, is incorporated by reference into the SAI. A Prospectus may be obtained, without charge, on the Adviser’s website (www.INDEX.fund), by writing the Fund at Index Funds, c/o Ultimus Fund Solutions, P.O. Box 541150, Omaha, NE 68154, or by calling 1-844-464-6339.

The Fund’s most recent Annual Report dated March 31, 2019 is, incorporated by reference into this SAI and can be obtained free of charge by calling the toll-free number printed above.

The table in the section entitled “DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION” is replaced with the following:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag
ONEFUND, LLC (Adviser)	Daily	None
Ultimus Fund Solutions, LLC (Administrator)	Daily	None
MUFG Union Bank, National Association (Custodian)	Daily	None
Cohen & Company, Ltd. (Independent Registered Public Accounting Firm)	As needed	None
Davis Graham & Stubbs LLP (Counsel)	As needed	None

The officer table in the section entitled “MANAGEMENT” is replaced with the following:

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary).	President of ONEFUND, LLC (formerly, the Index Group, LLC) (2004 to present).
Chad M. Bitterman (born 1972)	Chief Compliance Officer	Indefinite; since May 2, 2020.	Compliance Officer, Northern Lights Compliance Services, LLC (2010 to present).
Jesse Hallee (born 1976)	Assistant Secretary	Indefinite; since May 4, 2020.	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (June 2019 to present); Vice President and Managing Counsel, State Street Bank and Trust Company (March 2013 to June 2019); Secretary for various mutual funds or exchange-traded funds for which State Street Bank and Trust Company or its affiliates provided services (March 2013 to June 2019).

The sections entitled “DISTRIBUTION OF FUND SHARES” and “ADMINISTRATION, TRANSFER AGENT AND COMPLIANCE” are replaced with the following:

DISTRIBUTION OF FUND SHARES

Effective as of May 4, 2020, the Trust has retained Ultimus Fund Distributors, LLC (“UFD”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, to serve as principal underwriter for the shares of the Fund. UFD serves as distributor to the Fund pursuant to a Distribution Agreement (the “UFD Distribution Agreement”), that was approved for a two-year term in April 2020, and continues in effect, if not terminated, for successive annual periods, provided such continuance is specifically approved at least annually by (i) the Trust’s Board of Trustees or (ii) the vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Fund, and provided that in either event the continuance is also approved by a majority of the Trust’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the UFD Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The UFD Distribution Agreement provides that UFD will use its best efforts to solicit orders for the sale of the Shares at the public offering price and may enter into selling agreements with selected dealers. UFD is not obligated to sell any specific amount of shares.

Prior to May 4, 2020, the Trust retained ALPS Distributors, Inc. (“ADI”), 1290 Broadway, Suite 1000, Denver, Colorado, 80203, to serve as principal underwriter for the shares of the Fund.

ADMINISTRATION, TRANSFER AGENT AND COMPLIANCE

Effective as of May 4, 2020, Ultimus Fund Solutions, LLC (“UFS”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund (the “Transfer Agent”) under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, UFS is paid fees for its services and is reimbursed for certain out-of-pocket expenses.

Prior to May 4, 2020, ALPS served as transfer, dividend paying, and shareholder servicing agent for the Fund under a Transfer Agency and Services Agreement with the Trust (the “ALPS Transfer Agency Agreement”). Under the ALPS Transfer Agency Agreement, ALPS was paid an annual base fee plus fees for open accounts and was reimbursed for certain out-of-pocket expenses. For the fiscal year ended March 31, 2019, the Fund paid $45,042 in fees under the ALPS Transfer Agency Agreement. During the past fiscal periods ended March 31, 2018 and March 31, 2017 the Fund paid $44,879 and $41,956, respectively, in fees under the ALPS Transfer Agency Agreement.

Effective as of May 4, 2020, UFS, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, provides administrative, fund accounting, and other services to the Fund under the Master Services Agreement. Under the Master Services Agreement, UFS is paid fees for its services and is reimbursed for certain out of pocket expenses.

Prior to May 4, 2020, ALPS Fund Services, Inc. 1290 Broadway, Suite 1000, Denver, CO 80203 (“ALPS”) provided administrative, fund accounting, and other services to the Fund under the Administration, Bookkeeping and Pricing Services Agreement with the Trust (the “ALPS Administration Agreement”). ALPS was also reimbursed by the Fund for certain out of pocket expenses. For the fiscal year ended March 31, 2019, the Fund paid $193,146 in fees under the ALPS Administration Agreement. During the past fiscal periods ended March 31, 2018 and March 31, 2017, the Fund paid $191,822 and $183,403, respectively, in fees under the ALPS Administration Agreement.

Effective as of May 2, 2020, UFS provides Chief Compliance Officer services to the Fund under the Master Services Agreement. Under the Master Services Agreement, UFS also provides services in monitoring and testing the policies and procedures of the Fund in conjunction with the requirements under Rule 38a-1 under the 1940 Act. UFS receives compensation for these services under the Master Services Agreement.

Prior to May 2, 2020, ALPS provided Chief Compliance Officer services to the Fund under a Chief Compliance Officer Services Agreement with the Fund (the “ALPS CCO Agreement”). Under the ALPS CCO Agreement, ALPS also provided services in monitoring and testing the policies and procedures of the Fund in conjunction with the requirements under Rule 38a-1 under the 1940 Act. ALPS received compensation for these services under the ALPS CCO Agreement, which totaled $30,116, $20,560 and $20,000 for the years ended March 31, 2019, March 31, 2018 and March 31, 2017, respectively.

The sub-section entitled “Automatic Investment Plan” in the section entitled “PURCHASE OF SHARES” is replaced with the following:

Automatic Investment Plan

The Trust offers a plan for regularly investing specified dollar amounts ($100 minimum in monthly, quarterly, semi-annual or annual intervals, which is the minimum subsequent investment amount for the Automatic Investment Plan only) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the business day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from UFS at the telephone number listed on the back cover.

For further information on how to purchase shares from the Distributor, an investor should contact the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE